Share Capital (Tables)	9 Months Ended
Sep. 30, 2019
Share Capital [Abstract]
Summary of Weighted Average Inputs Used in the Measurement of Fair Values at the Amendment Date of the Share-Based Option Plan	The weighted average inputs used in the measurement of fair values at the amendment date of the share-based option plan were as follows:

	May 29, 2019 before the amendments	May 29, 2019 after the amendments
Fair Value at grant	CDN $0.01-$1.40	CDN $1.06-$2.10
Share price at grant	CDN $3.47	CDN $3.47
Exercise price	CDN $12.90-$51.60	CDN $4.54
Expected Volatility	98.6%-99.4%	98.6%-99.4%
Expected Option Life	1.0-3.5 years	1.0-3.5 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.48%-1.57%	1.48%-1.57%

Summary of Options Outstanding
A summary of the status of the Company’s outstanding stock options as of September 30, 2019 and December 31, 2018 and changes during the periods ended on those dates is presented in the following table:

	Nine Months ended September 30, 2019 1		Year ended December 31, 2018 1
Stock Options – CDN $ denominated	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options	Weighted average Exercise Price (CDN)
Balance Beginning	875,433	$18.20	591,609	$21.30
Granted	35,719	4.54	322,517	13.51
Expired/Forfeited	(50,115)	31.66	(38,693)	24.90

Balance Ending	861,037	$5.92	875,433	$18.20

Stock Options – US $ denominated	Number of Stock Options	Weighted average Exercise Price (USD)	Number of Stock Options	Weighted average Exercise Price (USD)
Balance Beginning	50,349	$1.55	—	—
Granted 2	843,693	2.72	50,349	$1.55
Expired/Forfeited	(40,000)	3.72	—	—

Balance Ending	854,042	$2.65	50,349	$1.55

1.	After giving consideration for 30:1 share consolidation effected June 2018.
2.	Certain options granted in the period ending September 30, 2019 will vest in accordance with vesting schedules and milestones over a period up to 4 years.

Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices
The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at September 30, 2019 are as follows:

Canadian Dollar Denominated Options

Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$ 3.28	31,498	5.92	31,498
$ 4.50	18,936	3.53	18,936
$ 4.54	743,122	7.16	349,909
$ 4.80	3,040	0.96	3,040
$ 7.49	5,590	5.77	5,590
$ 9.00	11,481	5.77	11,481
$ 9.60	1,105	1.02	1,105
$11.70	6,667	1.19	6,667
$12.00	1,948	1.18	1,948
$30.00	28,260	1.90	28,260
$30.60	2,096	1.23	2,096
$32.40	810	1.33	810
$41.70	658	0.21	658
$45.30	560	0.87	560
$51.60	5,266	0.69	5,268

	861,037	4.37	467,826

US Dollar Denominated Options

Exercise Price (USD)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$1.55	50,349	2.22	50,349
$2.20	469,420	6.79	2,165
$3.40	294,273	6.62	197,273
$3.72	40,000	2.95	—

	854,042	6.28	249,787

Total	1,715,079	5.32	717,613

Summary of Options are Granted to Directors, Officers, Employees and Consultants
Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue over the nine months ended September 30, 2019 are outlined below.

Grant date/ Recipient	Number of Options	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	3 years

May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years

June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Option Date	7 years

July 18, 2019, options granted to a Director	25,719	Options vest immediately	7 years

July 19, 2019, options granted to a Director	41,273	Options vest immediately	7 years

July 19, 2019, options granted to an employee	467,255	Options vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

July 19, 2019, options granted to a Consultant	2,165	Options vest immediately	3 years

September 9, 2019, options granted to a Consultant	40,000	Options may vest over an 18-month vesting schedule based on success factors	3 years

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan
The weighted average inputs used in the measurement of fair values at grant date of the share-based option plan were as follows:

	2019	2018
Fair Value at grant	USD $1.48	CDN $5.99
Share price at grant	USD $2.39	CDN $10.79
Exercise price	USD $2.79	CDN $11.97
Expected Option Life	3.48 years	3 years
Risk free interest rate (based on government bonds)	1.50%	1.90%
Expected Volatility	98.02%	90.12%
Expected dividends	Nil	Nil